Company level financial information - Condensed statement of financial position (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Non-current assets
Interests in equity-accounted investees	¥ 38,567	¥ 15,783
Investments in subsidiaries
Total non-current assets	6,464,627	4,157,675	¥ 3,543,708
Current assets
Other investments	100,000	252,866	205,329
Other receivables	247,936	80,397	70,000
Cash and cash equivalents	6,328,121	6,415,441	6,489,213
Term deposits	268,952	210,759	581,715
Total current assets	11,655,501	10,327,634	9,904,005
Total assets	18,120,128	14,485,309	13,447,713
EQUITY
Share capital	94	95	95
Additional paid-in capital	4,683,577	6,331,375	7,254,871
Other reserves	1,329,126	1,114,568	1,106,718
Accumulated losses	4,302,177	1,722,157	539,331
Total equity	10,355,522	9,191,217	8,918,268	¥ 7,027,400	¥ 6,652,154
Non-current liabilities
Deferred income	34,983	29,229	33,080
Total non-current liabilities	2,037,417	887,113	643,850
Current liabilities
Other payables	3,943,988	3,389,826	3,019,302
Deferred income	5,376	6,644	6,778
Total current liabilities	5,727,189	4,406,979	3,885,595
Total liabilities	7,764,606	5,294,092	4,529,445
Total equity and liabilities	18,120,128	14,485,309	13,447,713
Parent company
Investments in subsidiaries
- Cost-accounted investments in subsidiaries	2,288,729	2,259,187	2,300,637
- Amounts due from subsidiaries	723,420	1,508,405	1,443,759
Total non-current assets	3,012,149	3,767,592	3,744,396
Current assets
Other receivables	4,094	2,450	7,703
Cash and cash equivalents	8,706	372,459	1,225,474	¥ 646,921	¥ 925,638
Term deposits		145,587	361,371
Total current assets	12,800	520,496	1,594,548
Total assets	3,024,949	4,288,088	5,338,944
EQUITY
Share capital	94	95	95
Additional paid-in capital	4,686,201	6,333,584	7,257,080
Other reserves	(1,290,819)	(1,401,580)	(1,242,585)
Accumulated losses	(689,124)	(689,901)	(726,810)
Total equity	2,706,352	4,242,198	5,287,780
Non-current liabilities
Deferred income		5,297	8,821
Total non-current liabilities		5,297	8,821
Current liabilities
Other payables	313,221	33,950	35,565
Deferred income	5,376	6,643	6,778
Total current liabilities	318,597	40,593	42,343
Total liabilities	318,597	45,890	51,164
Total equity and liabilities	¥ 3,024,949	¥ 4,288,088	¥ 5,338,944